UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2013

Date of reporting period:	3/31/2013

Item 1. Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

March 31, 2013 (Unaudited)

Shares	Description	Value
EQUITIES — 98.0%
CHINA — 17.0%
Consumer Discretionary — 2.8%
1,050,000	China Resources Enterprise Ltd.	$ 3,111,051

Energy — 8.2%
2,253,000	CNOOC Ltd.	4,330,320
3,558,000	PetroChina Co. Ltd. “H”	4,665,989

		8,996,309

Materials — 1.7%
1,680,000	Yingde Gases Group Co. Ltd.	1,872,041

Telecommunication Services — 4.3%
444,000	China Mobile Ltd.	4,701,590

	Total China	18,680,991

HONG KONG — 61.4%
Consumer Discretionary — 10.6%
234,900	Dairy Farm International Holdings Ltd.	2,842,290
2,806,000	Giordano International Ltd.	2,797,813
694,000	Hongkong & Shanghai Hotels Ltd.	1,189,053
1,578,000	Li & Fung Ltd.	2,175,108
1,055,100	Samsonite International SA	2,636,850

		11,641,114

Financials — 40.6%
1,829,000	AIA Group Ltd.	8,010,924
1,220,000	Hang Lung Properties Ltd.	4,557,722
158,900	Hong Kong Exchanges & Clearing Ltd.	2,706,109
950,000	HSBC Holdings PLC	10,035,233
238,000	Jardine Strategic Holdings Ltd.	9,420,040
250,000	Swire Pacific Ltd. “A”	3,186,734
400,000	Swire Pacific Ltd. “B”	973,894
1,554,400	Swire Properties Ltd.	5,516,637

		44,407,293

Industrials — 7.8%
80,000	Hong Kong Aircraft Engineering Co. Ltd.	1,143,939
1,380,000	MTR Corporation Ltd.	5,484,338
3,160,000	Pacific Basin Shipping Ltd.	1,876,627

		8,504,904

Information Technology — 2.4%
240,000	ASM Pacific Technology Ltd.	2,637,244

	Total Hong Kong	67,190,555

SINGAPORE — 1.9%
Financials — 1.9%
1,680,000	Yanlord Land Group Ltd.	2,031,275

TAIWAN — 17.6%
Consumer Discretionary — 2.4%
466,000	Giant Manufacturing Co. Ltd.	2,625,901

Information Technology — 11.6%
272,602	MediaTek Inc.	3,099,563
2,874,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,611,237

		12,710,800

Telecommunication Services — 3.6%
1,170,000	Taiwan Mobile Co. Ltd.	3,951,843

	Total Taiwan	19,288,544

Units
RIGHTS (2) — 0.1%
TAIWAN — 0.1%
Financials — 0.1%
769,499	Chinatrust Financial Holding Co. Ltd., expiring 04/09/13 (cost $0)	72,054

	TOTAL EQUITIES (cost $106,266,822)	107,263,419

SHORT-TERM INVESTMENT — 0.5%
Money Market Fund (1) — 0.5%
512,481	JPMorgan Prime Money Market Fund, 0.01% (cost $512,481)	512,481

	TOTAL INVESTMENTS (cost $106,779,303) — 98.5%	107,775,900
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%	1,668,100

	NET ASSETS — 100.0%	$109,444,000

The following abbreviation is used in the portfolio descriptions:

PLC—Public Limited Company

(1)	Rates shown reflect yield at March 31, 2013.
(2)	The amount represents fair value of derivatives instruments subject to equity contract risk exposure as of March 31, 2013.

Aggregate cost for federal income tax purposes was $110,537,040 and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,682,570
Gross unrealized depreciation	(4,443,710)

Net unrealized depreciation	$(2,761,140)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China	$18,680,991	$—	$—
Hong Kong	67,190,555	—	—
Singapore	2,031,275
Taiwan	19,288,544	—	—
Rights
Taiwan	—	72,054	—
Money Market Funds	512,481	—	—

Total	$107,703,846	$72,054	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair values as of the beginning of the period. As of March 31, 2013, there were no transfers between Level 1 and Level 2. For the period ended March 31, 2013, there have been no significant changes to the fair valuation methodologies.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under the Fund’s Valuation Procedures, the Valuation Committee was established by the Board of Directors and is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board of Directors at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, warrants, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. To the extent these securities are valued at the last sale price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair valuation of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alan R. Goodson
Alan R. Goodson
President and Principal Executive Officer

Date May 24, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 24, 2013

*	Print the name and title of each signing officer under his or her signature.